Label	Element	Value
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	24.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies represented in the S&P 500® Equal Weight Index (the Underlying Index), and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund generally invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
The Underlying Index is an equal-weighted version of the S&P 500® Index, which is comprised of common stocks of approximately 500 large-capitalization companies that generally represent the large-cap segment of the U.S. equity market. “Equal weighting” means that, unlike the S&P 500® Index, which employs a float-adjusted market capitalization weighted methodology, the Underlying Index assigns each component security the same weight at each quarterly rebalance.
In seeking to track the investment results (before fees and expenses) of the Underlying Index, the portfolio managers primarily utilize a “full replication” methodology, pursuant to which the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Underlying Index is typically rebalanced quarterly and constituent changes are incorporated in the Underlying Index as and when they are made to the S&P 500® Index. The Fund is generally rebalanced in accordance with the Underlying Index. Constituent changes are generally incorporated in the Fund as and when they are made to the Underlying Index.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to seek exposure to certain equity securities represented in the Underlying Index while managing cash balances.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock
Amount includes the effect of the Invesco Advisers, Inc. pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	21.72%
Worst Quarter	March 31, 2020	-26.60%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	21.72%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(26.60%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | Investing in Stocks Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.

INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies typically involves greater risk than is associated with investing in securities of larger, more established companies. Mid-capitalization companies’ securities may be more volatile and less liquid than those of larger, more established companies and may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies may have less experienced management, more limited product and market diversification, and fewer financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | Index Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, the Underlying Index, even if that security generally is underperforming. Additionally, the Fund generally rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule.

INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | Non-Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing and reconstituting the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | SERIES I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	431
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	35
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	109
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	191
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 431
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | SERIES II
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	738
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	60
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	189
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	329
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 738
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.71%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | SERIES I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	14.24%
Annual Return [Percent]	oef_AnnlRtrPct	18.58%
Annual Return [Percent]	oef_AnnlRtrPct	(7.87%)
Annual Return [Percent]	oef_AnnlRtrPct	28.79%
Annual Return [Percent]	oef_AnnlRtrPct	12.74%
Annual Return [Percent]	oef_AnnlRtrPct	29.17%
Annual Return [Percent]	oef_AnnlRtrPct	(11.81%)
Annual Return [Percent]	oef_AnnlRtrPct	13.71%
Annual Return [Percent]	oef_AnnlRtrPct	12.71%
Annual Return [Percent]	oef_AnnlRtrPct	11.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.10%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.16%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.39%	[1]
Performance Inception Date	oef_PerfInceptionDate	Nov. 09, 1994	[1]
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | SERIES II
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.82%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.89%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.11%	[1]
Performance Inception Date	oef_PerfInceptionDate	Jul. 24, 2000	[1]

[1]	Amount includes the effect of the Invesco Advisers, Inc. pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.